Consolidated Interim Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	$ 94,288	$ 84,813	$ 188,410	$ 168,305
Operating expenses:
Cost of revenue	(23,065)	(23,687)	(47,476)	(47,812)
Sales and marketing	(13,857)	(13,087)	(31,264)	(27,225)
Research and development	(3,824)	(3,195)	(7,540)	(5,687)
General and administrative	(17,039)	(12,530)	(30,113)	(25,627)
Other income	45	145	79	185
Other expense	(44)	(45)	(186)	(94)
Total operating expenses	(57,784)	(52,399)	(116,500)	(106,260)
Operating profit	36,504	32,414	71,910	62,045
Finance income	6,573	3,734	16,250	8,346
Finance cost	(742)	(5,528)	(1,349)	(6,993)
Profit before income tax	42,335	30,620	86,811	63,398
Income tax expense	(9,464)	(8,746)	(18,538)	(17,612)
Profit for the interim period	32,871	21,874	68,273	45,786
Other comprehensive income (loss):
Pension adjustments, net of tax	73	35	262	100
Gain (loss) on foreign currency translation	(1,905)	5,658	(7,506)	7,128
Total comprehensive income for the interim period	31,039	27,567	61,029	53,014
Profit attributable to:
DoubleDown Interactive Co., Ltd.	32,868	21,842	68,254	45,688
Non-controlling interests	3	32	19	98
Total comprehensive income attributable to:
DoubleDown Interactive Co., Ltd.	31,036	27,535	61,010	52,916
Non-controlling interests	$ 3	$ 32	$ 19	$ 98
Earnings per share:
Basic (in dollars per share)	$ 13.27	$ 8.82	$ 27.55	$ 18.44
Diluted (in dollars per share)	$ 13.27	$ 8.82	$ 27.55	$ 18.44
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average shares outstanding - Basic (in shares)	2,477,672	2,477,672	2,477,672	2,477,672
Weighted average shares outstanding - Diluted (in shares)	2,477,672	2,477,672	2,477,672	2,477,672